Income and mining taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income and mining taxes [Text Block]

22.     Income and mining taxes

(a)Tax recoveries:

The tax expense (recoveries) is applicable as follows:

	Year ended December 31,
	2020	2019
Current:
Income taxes	$4,458	$24,919
Mining taxes	4,671	4,720
Adjustments in respect of prior years	(398)	6,273
	8,731	35,912
Deferred:
Income tax recoveries - origination, revaluation and/or reversal of temporary differences	(39,411)	(133,468)
Mining tax recoveries - origination, revaluation and/or reversal of temporary difference	(3,331)	(12,214)
Adjustments in respect of prior years	(494)	817
	(43,236)	(144,865)
	$(34,505)	$(108,953)

Adjustments in respect of prior years refers to amounts changing due to the filing of tax returns and assessments from government authorities.

(b) Deferred tax assets and liabilities as represented on the consolidated balance sheets:

	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax asset	$94,070	$69,950
Deferred mining tax asset	7,829	5,096
	101,899	75,046

Deferred income tax liability	(220,568)	(233,218)
Deferred mining tax liability	(8,865)	(9,710)
	(229,433)	(242,928)
Net deferred tax liability balance, end of year	$(127,534)	$(167,882)

(c) Changes in deferred tax assets and liabilities:

	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Net deferred tax liability balance, beginning of year	$(167,882)	$(308,577)
Deferred tax recovery	43,236	144,865
OCI transactions	(759)	1,878
Foreign currency translation on the deferred tax liability	(2,129)	(6,048)
Net deferred tax liability balance, end of year	$(127,534)	$(167,882)

(d) Reconciliation to statutory tax rate:

As a result of its mining operations, the Company is subject to both income and mining taxes. Generally, most expenditures incurred are deductible in computing income tax, whereas mining tax legislation, although based on a measure of profitability from carrying on mining operations, is more restrictive in respect of the deductions permitted in computing income subject to mining tax. These restrictions include costs unrelated to mining operations as well as deductions for financing expenses, such as interest and royalties. In addition, income unrelated to carrying on mining operations is not subject to mining tax.

A reconciliation between tax expense and the product of accounting profit multiplied by the Company's statutory income tax rate for the years ended December 31, 2020 and 2019 is as follows:

	Year ended December 31,
	2020	2019
Statutory tax rate	26.3%	27.0%

Tax recovery at statutory rate	$(47,047)	$(122,246)
Effect of:
Deductions related to mining taxes	(1,369)	(1,493)
Adjusted income taxes	(48,416)	(123,739)
Mining tax expense (recovery)	1,291	(6,674)
	(47,125)	(130,413)

Permanent differences related to:
Capital items	(160)	3,270
Other income tax permanent differences	(1,165)	1,747
Impact of remeasurement on decommissioning liability	7,094	(12,018)
Temporary income tax differences not recognized	(1,827)	(351)
Other temporary income tax differences not recognized	2,927	2,323
Non-deductible impairment on UCM receivable	—	7,041
Withholding tax on dividends	—	6,826
Impact related to differences in tax rates in foreign operations	5,534	20,338
Impact of changes to statutory tax rates	2,412	(259)
Foreign exchange on non-monetary items	(3,628)	(6,633)
Impact related to tax assessments and tax return amendments	1,433	(824)
Tax recovery	$(34,505)	$(108,953)

A decrease in the statutory tax rate in 2020 mainly reflects a reduction in the Canadian statutory tax rate which is the result of the changes to the relevant provincial allocation factors based on income earned and expenses incurred in different Canadian jurisdictions.

(e)  Income tax effect of temporary differences - recognized:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 are as follows:

	Balance sheet		Income Statement
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax (liability) asset/expense (recovery)
Property, plant and equipment	$(88,368)	$(96,841)	$(8,473)	$13,434
Pension obligation	9,467	11,332	1,294	(1,115)
Other employee benefits	25,687	16,837	(8,850)	(3,349)
Decommissioning and restoration obligation	37,902	41,208	3,307	(33,391)
Non-capital losses	110,374	90,446	(19,928)	(17,976)
Share issuance and debt cost	8,972	6,540	(2,768)	4,361
Embedded derivative (prepayment option)	(13,137)	(694)	12,443	245
Deferred revenue	(809)	(112)	697	(12,839)
Other	3,982	1,234	(4,516)	(7,755)
Deferred income tax asset / expense (recovery)	94,070	69,950	(26,794)	(58,385)
Deferred income tax liability (asset)/ (recovery) expense
Property, plant and equipment	292,858	259,145	33,713	(79,892)
Other employee benefits	203	(80)	(176)	(320)
Asset retirement obligations	(1,588)	(833)	(756)	85
Non-capital losses	(78,607)	(28,643)	(49,965)	(1,269)
Other	7,702	3,629	4,073	7,302
Deferred income tax liability/ expense (recovery)	220,568	233,218	(13,111)	(74,094)
Deferred income tax liability/ expense (recovery)	$(126,498)	$(163,268)	$(39,905)	$(132,479)

The above reconciling items are disclosed at the tax rates that apply in the jurisdiction where they have arisen.

  (f)    Income tax temporary differences - not recognized:

The Company has not recognized a deferred tax asset in respect of the following deductible income tax temporary differences:

	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment	$46,718	$33,269
Capital losses	166,227	159,545
Other employee benefits	51,226	68,866
Asset retirement obligations	193,898	146,679
Non-capital losses	115,902	122,979
Temporary differences not recognized	$573,971	$531,338

The deductible temporary differences excluding non-capital losses do not expire under current tax legislation.

The Canadian non-capital losses were incurred between 2006 and 2020 and expire between 2026 and 2040. Hudbay incurred United States net operating losses between 2004 and 2020 which have a twenty year carry forward period. Peruvian net operating losses were incurred in 2020 which have a four year carry forward period.

(g) Mining tax effect of temporary differences:

The tax effects of temporary differences that give rise to significant portions of the deferred mining tax assets and liabilities at December 31, 2020 and 2019 are as follows:

	Dec. 31, 2020	Dec. 31, 2019
Canada
Property, plant and equipment	$7,829	$5,095
	Dec. 31, 2020	Dec. 31, 2019
Peru
Property, plant and equipment	$(8,865)	$(9,710)

For the year ended December 31, 2020, Hudbay had unrecognized deferred mining tax assets of approximately $7,544 (December 31, 2019 - $5,361).

(h)  Unrecognized taxable temporary differences associated with investments:

There are no taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized.

(i)     Taxes receivable/payable:

The timing of payments results in significant variances in period-to-period comparisons of the tax receivable and tax payable balances.

(j)     Other disclosure:

The tax rules and regulations applicable to mining companies are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with tax authorities over the interpretation or application of certain tax rules and regulations in respect of the Company's business. These reviews may alter the timing or amount of taxable income or deductions. The amount ultimately reassessed upon resolution of issues raised may differ from the amount accrued.